UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2000

Institutional Investment Manager Filing this Report:

Name:		Craig O. Bailey, Jr.
		Westbourne Capital Management, LLC

Address:	1801 Avenue of the Stars
		Suite 1201
		Los Angeles, CA 90067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Nicole H. Garcia
Title:	Operations Manger
Phone:	310-284-7800
Signature, Place, and Date of Signing:

Nicole H. Garcia	Los Angeles, California	July 18, 2000

13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$110,234,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corporation               COM              885535104      697 12100.00 SH       SOLE                 12100.00
Abbott Laboratories            COM              002824100      460 10328.00 SH       SOLE                 10328.00
Agilent Technologies Inc       COM              00846U101      633  8589.41 SH       SOLE                  8589.41
American Express               COM              025816109      307  5886.00 SH       SOLE                  5886.00
American International Group   COM              026874107      298  2534.00 SH       SOLE                  2534.00
Amgen Inc                      COM              031162100      674  9600.00 SH       SOLE                  9600.00
BP Amoco PLC                   COM              055622104      280  4956.00 SH       SOLE                  4956.00
Bed, Bath & Beyond             COM              075896100      471 13000.00 SH       SOLE                 13000.00
Berkshire Hathaway B           COM              084670207     1603   911.00 SH       SOLE                   911.00
Bristol Myers Squibb           COM              110122108      312  5350.00 SH       SOLE                  5350.00
Charles Schwab Corp            COM              808513105      402 11967.00 SH       SOLE                 11967.00
Chevron Corp                   COM              166751107      311  3664.00 SH       SOLE                  3664.00
Cisco Systems Inc              COM              17275R102     8022 126209.00SH       SOLE                126209.00
Citigroup                      COM              173034109     2582 42849.00 SH       SOLE                 42849.00
Computer Sciences              COM              205363104     1549 20741.00 SH       SOLE                 20741.00
Copper Mountain Networks       COM              217510106     8892 100906.00SH       SOLE                100906.00
Double Click                   COM              258609304     3315 86956.00 SH       SOLE                 86956.00
E.piphany, Inc.                COM              26881V100      439  4093.00 SH       SOLE                  4093.00
Exodus Communications          COM              302088109      513 11128.00 SH       SOLE                 11128.00
Exxon Mobil Corp.              COM              30231G102     2001 25487.00 SH       SOLE                 25487.00
First Data Corp                COM              319963104      983 19800.00 SH       SOLE                 19800.00
Gap Inc                        COM              364760108     2692 86150.00 SH       SOLE                 86150.00
General Electric Co            COM              369604103     4752 89669.00 SH       SOLE                 89669.00
Hewlett Packard                COM              428236103     2813 22525.00 SH       SOLE                 22525.00
Home Depot Inc                 COM              437076102     4636 92837.00 SH       SOLE                 92837.00
Intel Corp                     COM              458140100     4891 36582.00 SH       SOLE                 36582.00
KeyCorp                        COM              493267108      340 19288.00 SH       SOLE                 19288.00
Lucent Technologies            COM              549463107     4003 67563.00 SH       SOLE                 67563.00
MBNA Corp                      COM              55262L100     2922 107724.00SH       SOLE                107724.00
Medtronic Inc                  COM              585055106      976 19600.00 SH       SOLE                 19600.00
Merck & Company                COM              589331107     2950 38500.00 SH       SOLE                 38500.00
Microsoft Corp                 COM              594918104     3594 44926.00 SH       SOLE                 44926.00
Netscout Systems               COM              64115T104      287 22313.00 SH       SOLE                 22313.00
Northpoint Communication       COM              666610100      147 13116.00 SH       SOLE                 13116.00
Open Market Inc.               COM              68370M100      613 44373.00 SH       SOLE                 44373.00
Oracle Systems Corp            COM              68389X105    10281 122300.00SH       SOLE                122300.00
Paychex, Inc                   COM              704326107      983 23400.00 SH       SOLE                 23400.00
Pfizer, Inc                    COM              717081103     8085 168446.75SH       SOLE                168446.75
Phone.com                      COM              71920Q100     5548 85197.00 SH       SOLE                 85197.00
Sagent Technology Inc.         COM              786693101      618 43384.00 SH       SOLE                 43384.00
Staples Inc                    COM              855030102      623 40500.00 SH       SOLE                 40500.00
Stryker Corp                   COM              863667101      350  8000.00 SH       SOLE                  8000.00
Telefonica S.A.                COM              879382208     1797 28056.00 SH       SOLE                 28056.00
Tellabs Inc                    COM              879664100    10149 148298.00SH       SOLE                148298.00
United Technologies            COM              913017109      266  4513.00 SH       SOLE                  4513.00
Walt Disney Co                 COM              254687106     1172 30200.00 SH       SOLE                 30200.00